DEI Document	12 Months Ended
Dec. 31, 2017 shares
Document Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Husky Energy Inc.
Entity Central Index Key	0000049279
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,005,120,012